COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares	Value
COMMON STOCK—REAL ESTATE	99.4%
AUSTRALIA	6.1%
DIVERSIFIED	5.6%
Charter Hall Group		1,067,255	$9,562,805
Goodman Group		2,029,820	44,721,579
GPT Group		4,703,755	14,007,974
Ingenia Communities Group		4,050,605	13,804,987
Stockland		6,222,262	19,665,476

			101,762,821

SELF STORAGE	0.5%
National Storage REIT		6,453,020	10,092,266

TOTAL AUSTRALIA			111,855,087

BELGIUM	1.3%
DIVERSIFIED	0.0%
Cofinimmo SA		9,036	591,246

HEALTH CARE	0.5%
Aedifica SA		160,003	9,830,664

INDUSTRIALS	0.8%
VGP NV		37,689	4,314,108
Warehouses De Pauw CVA		343,079	9,793,660

			14,107,768

TOTAL BELGIUM			24,529,678

CANADA	2.4%
INDUSTRIALS	1.0%
Dream Industrial Real Estate Investment Trust		1,909,279	18,577,607

RESIDENTIAL	0.9%
Boardwalk Real Estate Investment Trust		286,467	16,512,748

RETAIL	0.5%
First Capital Real Estate Investment Trust		756,912	8,778,626

TOTAL CANADA			43,868,981

FRANCE	1.7%
INDUSTRIALS	0.2%
ARGAN SA		39,334	3,560,337

RETAIL	1.5%
Klepierre SA		428,749	11,101,340
Unibail-Rodamco-Westfield(a)		209,438	16,833,436

			27,934,776

TOTAL FRANCE			31,495,113

GERMANY	2.6%
RESIDENTIAL
LEG Immobilien SE(a)		250,193	21,480,289
TAG Immobilien AG(a)		470,015	6,427,184
Vonovia SE		628,955	18,592,216

			46,499,689

HONG KONG	2.3%
DIVERSIFIED	2.0%
Link REIT		2,250,472	9,675,399
Sun Hung Kai Properties Ltd.		2,804,000	27,030,089

			36,705,488

HOTEL	0.3%
Sands China Ltd.(a)		1,668,400	4,700,229

TOTAL HONG KONG			41,405,717

		Shares	Value
JAPAN	10.3%
DIVERSIFIED	6.3%
Japan Metropolitan Fund Invest		17,291	$10,771,181
Mitsui Fudosan Co. Ltd.		4,530,300	48,585,956
Nomura Real Estate Holdings, Inc.		205,500	5,787,069
Sumitomo Realty & Development Co. Ltd.		955,800	35,458,930
United Urban Investment Corp.		13,727	13,955,511

			114,558,647

HOTEL	0.9%
Invincible Investment Corp.		35,614	15,974,307

INDUSTRIALS	1.8%
GLP J-Reit		12,399	10,385,739
Mitsui Fudosan Logistics Park, Inc.		3,891	11,695,105
Nippon Prologis REIT, Inc.		6,750	12,021,403

			34,102,247

OFFICE	1.0%
Daiwa Office Investment Corp.		1,925	7,489,926
KDX Realty Investment Corp.		9,933	10,557,667

			18,047,593

RESIDENTIAL	0.3%
Advance Residence Investment Corp.		2,279	5,043,368

TOTAL JAPAN			187,726,162

NETHERLANDS	0.2%
RETAIL
Eurocommercial Properties NV		150,316	3,428,240

SINGAPORE	2.7%
DATA CENTERS	0.3%
Digital Core REIT Management Pte. Ltd.		9,388,952	5,633,372

DIVERSIFIED	0.8%
CapitaLand Integrated Commercial Trust		9,945,900	14,584,619

HEALTH CARE	0.7%
Parkway Life Real Estate Investment Trust		4,744,500	12,298,278

INDUSTRIALS	0.2%
Mapletree Logistics Trust		4,346,600	4,699,897

RETAIL	0.7%
Frasers Centrepoint Trust		7,740,157	12,553,930

TOTAL SINGAPORE			49,770,096

SPAIN	0.8%
DIVERSIFIED	0.3%
Merlin Properties Socimi SA		467,697	5,033,134

INFRASTRUCTURE	0.5%
Cellnex Telecom SA(b)		250,440	8,854,034

TOTAL SPAIN			13,887,168

SWEDEN	1.5%
DIVERSIFIED	0.9%
Fastighets AB Balder, Class B(a)		2,151,105	15,811,747

INDUSTRIALS	0.6%
Catena AB		223,581	10,924,221

TOTAL SWEDEN			26,735,968

UNITED KINGDOM	5.4%
DIVERSIFIED	0.6%
Land Securities Group PLC		1,277,029	10,608,880

		Shares	Value
INDUSTRIAL OFFICE	0.6%
LondonMetric Property PLC		4,374,610	$11,219,511

INDUSTRIALS	2.2%
Segro PLC		2,149,174	24,516,293
Tritax Big Box REIT PLC		7,781,315	15,438,903

			39,955,196

OFFICE	0.2%
Derwent London PLC		155,861	4,264,888

RESIDENTIAL	0.6%
Grainger PLC		2,399,740	7,808,327
UNITE Group PLC		277,557	3,426,115

			11,234,442

SELF STORAGE	1.2%
Big Yellow Group PLC		683,503	9,178,949
Safestore Holdings PLC		1,321,233	12,581,996

			21,760,945

TOTAL UNITED KINGDOM			99,043,862

UNITED STATES	62.1%
DATA CENTERS	9.4%
Digital Realty Trust, Inc.		702,663	101,211,579
Equinix, Inc.		85,758	70,778,650

			171,990,229

HEALTH CARE	7.7%
Healthcare Realty Trust, Inc., Class A		1,671,783	23,655,730
Healthpeak Properties, Inc.		167,332	3,137,475
Welltower, Inc.		1,222,271	114,209,002

			141,002,207

HOTEL	2.1%
Boyd Gaming Corp.		228,888	15,408,740
Caesars Entertainment, Inc.(a)		105,857	4,630,185
Host Hotels & Resorts, Inc.		898,041	18,571,488

			38,610,413

INDUSTRIALS	8.2%
Americold Realty Trust, Inc.		537,247	13,388,195
BG LLH, LLC (Lineage Logistics)(c)		68,361	6,968,669
Prologis, Inc.		996,644	129,782,982

			150,139,846

INFRASTRUCTURE	0.9%
Crown Castle, Inc.		156,241	16,534,985

OFFICE	0.5%
Highwoods Properties, Inc.		369,894	9,683,825

RESIDENTIAL	13.7%
American Homes 4 Rent, Class A		759,257	27,925,472
Camden Property Trust		168,123	16,543,303
Essex Property Trust, Inc.		164,706	40,321,676
Invitation Homes, Inc.		2,072,209	73,791,363
Mid-America Apartment Communities, Inc.		87,852	11,559,566
Sun Communities, Inc.		335,823	43,180,121
UDR, Inc.		1,000,107	37,414,003

			250,735,504

RETAIL	10.0%
Kimco Realty Corp.		1,159,545	22,738,677
Realty Income Corp.		1,277,920	69,135,472
Simon Property Group, Inc.		579,108	90,624,611

			182,498,760

		Shares	Value
SELF STORAGE	4.4%
Extra Space Storage, Inc.		351,337	$51,646,539
Public Storage		99,903	28,977,864

			80,624,403

SPECIALTY	4.5%
Iron Mountain, Inc.		449,275	36,036,348
VICI Properties, Inc., Class A		1,518,523	45,236,800

			81,273,148

TIMBER	0.7%
Weyerhaeuser Co.		365,783	13,135,268

TOTAL UNITED STATES			1,136,228,588

TOTAL COMMON STOCK (Identified cost—$1,543,005,052)			1,816,474,349

SHORT-TERM INVESTMENTS	0.0%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(d)		227,083	227,083

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$227,083)			227,083

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,543,232,135)	99.4%		1,816,701,432
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		11,705,802

NET ASSETS	100.0%		$1,828,407,234

Glossary of Portfolio Abbreviations

REIT Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $8,854,034 which represents 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(c)

Restricted security. Aggregate holdings equal 0.4% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781. Security value is determined based on significant unobservable inputs (Level 3).

(d)	Rate quoted represents the annualized seven–day yield.

Sector Summary	% of Net Assets
Residential	18.1
Diversified	16.5
Industrials	15.0
Retail	12.9
Data Centers	9.7
Health Care	8.9
Self Storage	6.1
Specialty	4.5
Hotel	3.3
Office	1.7
Infrastructure	1.4
Timber	0.7
Industrial Office	0.6
Other (includes short-term investments)	0.6

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock—Real Estate:
United States	$1,129,259,919	$—	$6,968,669	(a)	$1,136,228,588
Other Countries	680,245,761	—	—		680,245,761
Short-Term Investments	—	227,083	—		227,083

Total Investments in Securities(b)	$1,809,505,680	$227,083	$6,968,669		$1,816,701,432

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2023	Change in unrealized appreciation (depreciation)	Balance as of March 28, 2024
Common Stock— United States— Real Estate— Industrials	$7,432,837	$(464,168)	$6,968,669

The change in unrealized appreciation (depreciation) attributable to securities owned on March 28, 2024 which were valued using significant unobservable inputs (Level 3) amounted to $(464,168).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 28, 2024	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— United States— Real Estate— Industrials	$6,968,669	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple	20.0x	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.